Equity	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
EQUITY

NOTE 12 — EQUITY

Ordinary shares

The Company was established under the laws of the Cayman Islands on September 29, 2021. The authorized number of ordinary shares upon incorporation of the Company was 5,000,000,000 shares with a par value of $0.00001 per share, and 1,666,667 (Pre-split 25,000,000) ordinary shares were issued on September 29, 2021.

On January 15, 2022, the Company issued 43,544 (Pre-split 653,155) ordinary shares at par value $0.00003 (Pre-split $0.000002) per share to a new investor, Viru Technology Limited (the “Viru Technology”). The total cash consideration of $2,000,000 was received in April 2022.

On September 16, 2022, the Company’s shareholders and Board of Directors approved a 1-to-5 share split, following which the authorized share capital of $50,000 was divided into 25,000,000,000 ordinary shares with a par value of $0.000002 each, and the issued shares was divided into 1,666,667 (Pre-split 25,000,000) ordinary shares. On September 16, 2022, all the existing shareholders of the Company surrendered a total of 1,653,155 ordinary shares of $0.00003 (pre-split $0.000002) par value each for no consideration, of which 2,743 (Pre-split 41,155) ordinary shares were surrendered by Viru Technology. The Company has cancelled the 1,653,155 of surrendered shares concurrently. The Company believes it is appropriate to reflect the share split on a retrospective basis pursuant to ASC 260. The Company has retrospectively restated all shares and per share data for all periods presented.

On November 15, 2022, all existing shareholders surrendered in an aggregative of 25,464 (Pre-split 381,963) ordinary shares on a pro-rata basis for no consideration. The Company has cancelled the 25,464 (Pre-split 381,963) of surrendered shares concurrently. On the same day, the Company, together with Mr. Haogang Yang, our founder and CEO, certain BVI founder entities and all its subsidiaries in Hong Kong and mainland China, entered into an equity investment agreement with Standard International Capital Partners SPC (for and on behalf of Standard International Capital Partners Fund I SP), a segregated portfolio company organized and existing under the laws of the Cayman Islands (the “Investor”), pursuant to which the Investor agreed to invest $1.5 million in Global Mofy Cayman for 25,464 (Pre-split 381,963) ordinary shares.

On February 10, 2023, the Company entered into a share purchase agreement with Anguo Jijian Enterprise Management Co., Ltd (“Anguo”), Anjiu Jiheng Enterprise Management Co., Ltd (“Anjiu”), and Anling Management Co., Ltd (“Anling”), pursuant to which the Company issued 49,389 (Pre-split 740,829), 49,389 (Pre-split 740,829), and 29,633 (Pre-split 444,497) ordinary shares, par value US$0.00003 (Pre-split $0.000002), to Anguo, Anjiu, and Anling, respectively, for an aggregate issue price of $9.4 million (RMB65,000,000). All of the $9.4 million was received at the end of March 2023.

In October 2023, the Company completed its initial public offering, issued and sold 82,667 (Pre-split 1,240,000) Ordinary Shares, of which 80,000 (Pre-split 1,200,000) shares related to the public offering, and 2,667 (Pre-split 40,000) shares related to an over-allotment arrangement, at $75.00 per share for $6.2 million. The net proceeds of $5.2 million after deducting underwriting discounts and the offering expenses payable were received by the Company.

On December 29, 2023, the Company reached an agreement to sell 91,954 (Pre-split 1,379,313) ordinary shares accompanying warrants of 137,931(Pre-split 2,068,970) shares to two institutional investors established in the United States and Canada respectively, at $108.75 per share for $10.0 million (“the Transaction”). The date of original issuance is January 3, 2024 (“Issuance Date”). The net proceeds of $8.9 million were received on January 4, 2024.

On July 5, 2024, the investors in the United States, Ltd. based on the Transaction, converted its 1,241,381 warrants that the applicable Alternate Cashless Exercise Amount is 33,103 (Pre-split 496,553) shares of Common Stock. On July 10, 2024, the investors in the Canada based on the Transaction, converted its 827,589 warrants that the applicable Alternate Cashless Exercise Amount is 22,069 (Pre-split 331,036) shares of Common Stock.

On August 15, 2024, the Company filed its Amended and Restated Memorandum and Articles of Association to designate 3,000,000,000 authorized shares as Class B ordinary shares and reclassify the remaining original ordinary shares into Class A ordinary shares, each having one (1) vote per share and the other rights attached to it as set out in the Class A Ordinary Shares on a one for one basis. Concurrently, the Company repurchased 848,203 (Pre-split 12,723,036) Class A ordinary shares that indirectly held by Mr. Yang, the Company’s chief executive officer, for a total of $26 and sold 848,203(Pre-split 12,723,036)Class B ordinary shares to him for the same amount.

On November 1, 2024, the Company filed another Amended and Restated Memorandum and Articles of Association to modify authorized shares of Class A ordinary shares to 30,000,000,000, $0.00003 par value, and authorized shares of Class B ordinary shares to 4,000,000,000, $0.00003 par value.

On November 26, 2024, the Company effected a reverse stock split at a ratio of 15-to-1. All the shares and share price in the accompanying consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of the reverse stock split.

As a result, there were 1,410,001 and 1,728,410 Class A ordinary shares and 848,203 and 0 Class B ordinary shares, which were retrospectively restated for effect of reverse stock split on November 22, 2024, issued and outstanding as of September 30, 2024 and 2023, respectively.

Holders of Class A and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. At a general meeting, each Class A ordinary share entitles the holder thereof to one (1) vote on all matters subject to vote at general meeting of the company, and each Class B ordinary share entitle the holder thereof to twenty (20) votes on all such matter. Each Class A ordinary share confers upon the holder thereof the right to receive dividends and Class B ordinary shares do not confer upon the holders thereof any rights to receive dividends. Class B ordinary shares are not convertible into Class A ordinary shares or any other class of shares under any circumstances. Class A ordinary shares are not convertible into Class B ordinary shares or any other class of shares under any circumstances. Except as set out above, Class A and Class B ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

Warrants

The movement of warrants is as follows:

	As of September 30, 2024
	Valuation	Shares
	US$	US$
Balance at beginning of the year	$—	$—
Issuance(a)	7,772,140	2,068,970
Fair value changes(b)	6,827,034	—
Exercise(b)	945,106	2,068,970
Balance at end of the year	$—	—

(a)	In December 2023, the Company issued and sold 1,379,313 Ordinary Shares accompanying warrants of 2,068,970 shares to two mutual funds established in North America, at $7.25 per share for $10.0 million. The net proceeds of $8.9 million were received on January 4, 2024. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $7,772,140.

(b)	As of the date of exercise, the fair value of the warrants liability was $945,106 resulting in a gain on changes in fair value of $6,827,034. On July 5, 2024 and July 9, 2024, holders of the warrants exercised the 2,068,970 warrants on an alternative cashless basis to purchase 827,589 ordinary shares. As a result, the warrants have been fully exercised as of September 30, 2024.

The fair value was determined using the Binominal Tree pricing model and the following assumptions:

	July 9, 2024	July 5, 2024	March 31, 2024	January 3, 2024
Share price	$0.81	$0.83	$0.82	$4.83
Exercise price	$8.00	$8.00	$8.00	$8.00
Expected dividend yield	-	-	-	-
Risk free interest rate	4.65%	4.39%	4.46%	4.08%
Expected life	2.49	3.5	2.8	3.0
Expected volatility	167.51%	168.36%	$137.6%	$140.1%

Stock-based compensation

On August 21, 2024, the Company adopted a share incentive plan (the “Plan”), which provides 300,000 (Pre-split 4,500,000) shares of stock, to members of the board, and employees of the Company. The shares underlying the Plan (and therefore any shares that may be issued pursuant to the Plan) will be class A Ordinary Shares of US$0.000002 par value each (the Class A Shares) of the Company ranking (upon their issue) pari passu with the Class A Shares that are already issued. The Company has sufficient authorized and unissued Class A Shares available in order to be able to satisfy in full the issuance by the Company of the maximum aggregate number of Class A Shares underlying the Plan and issuable upon exercise and/or settlement of any Award pursuant to the terms and conditions of the Plan and to comply with its obligations under the Plan. Participation shall be limited to Eligible Persons who have entered into an Award agreement or who have received written notification from the Committee, or from a person designated by the Committee, that they have been selected to participate in this Plan. The Plan effective immediately.

Pursuant to the 2024 Equity incentive plan, the Company issued 200,000 (Pre-split 3,000,000) and 100,000 (Pre-split 1,500,000) ordinary shares to its management on September 6, 2024, and immediately exercisable on the date of issue.

As of September 30, 2024, all of the equity related to the above equity incentive plan has been granted.

Statutory reserve

In accordance with the PRC Company Laws, the Company’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of September 30, 2024 and 2023, the statutory reserves of the Company’s PRC subsidiaries have not reached 50% of their respective registered capital. As of September 30, 2024 and 2023, the Company’s PRC subsidiaries collectively attributed $1,926,547 and $368,271 of retained earnings for their statutory reserves, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Foreign exchange and other regulations in the PRC may further restrict the Company’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries as determined pursuant to PRC generally accepted accounting principles. As of September 30, 2024 and 2023, restricted net assets of the Company’s PRC subsidiaries were $5,623,821 and $4,100,499, respectively.